As filed with the Securities and Exchange Commission on September 29, 2017
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21167
NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman California Intermediate Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2017
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) July 31, 2017

Principal Amount			Value†
(000's omitted)			(000's omitted)
Municipal Notes 168.2%
American Samoa 0.7%
	$600	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	$600
California 143.5%
	1,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/27	1,182
	1,500	Bay Area Toll Au. Toll Bridge Rev. (San Francisco Bay Area), Ser. 2012, 5.00%, due 4/1/21	1,714
		California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands)
	250	Ser. 2016-A, 5.00%, due 10/1/28	296
	260	Ser. 2016-A, 3.00%, due 10/1/29	259
	400	Ser. 2016-A, 3.00%, due 10/1/30	390
	1,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,128
	1,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch. Dist. Fin.), Ser. 2010, 5.13%, due 8/15/24	1,100
	1,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%, due 7/1/44	1,026	(a)(b)
	500	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014, 5.13%, due 7/1/29	513	(b)
	255	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%, due 10/1/25	266
	1,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/31	1,035	(a)
	500	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	535	(a)
		California Muni. Fin. Au. Rev. (Biola Univ.)
	375	Ser. 2013, 4.00%, due 10/1/25	411
	410	Ser. 2013, 4.00%, due 10/1/26	447
	455	Ser. 2013, 4.00%, due 10/1/27	493
	600	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/26	681
		California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group)
	605	Ser. 2014-A, 4.00%, due 1/1/27	642
	630	Ser. 2014-A, 4.00%, due 1/1/28	663
	330	Ser. 2014-A, 4.00%, due 1/1/29	343
	400	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/30	441	(a)
	435	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.), Ser. 2014-A, 4.13%, due 7/1/24	459
	2,195	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 3.00%, due 6/1/29	2,165
		California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.)
	15	Ser. 2012-AN, 5.00%, due 12/1/21	17
	540	Ser. 2012-AN, 5.00%, due 12/1/21	629
		California St. Dept. of Wtr. Res. Pwr. Supply Rev.
	1,240	Ser. 2010-L, 5.00%, due 5/1/22 Pre-Refunded 5/1/20	1,372
	760	Ser. 2010-L, 5.00%, due 5/1/22	842
		California St. G.O.
	20	Ser. 2002, 5.00%, due 10/1/17	20
	1,500	Ser. 2012, 5.00%, due 2/1/27	1,735
	3,500	California St. G.O. (Kindergarten Univ.), (LOC: State Street Bank & Trust Co.), Ser. 2004, 0.43%, due 5/1/34	3,500	(c)
	1,000	California St. Infrastructure & Econ. Dev. Bank Rev. (Goodwill Industries of Sacramento Valley & No. Proj.), Ser. 2016-A, 5.00%, due 1/1/36	1,013	(a)
	2,000	California St. Poll. Ctrl. Fin. Au. Rev. (San Jose Wtr. Co. Proj.), Ser. 2016, 4.75%, due 11/1/46	2,162
	750	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	744	(a)(b)
	2,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	2,196	(a)
	1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%, due 6/1/20	1,099
	415	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.50%, due 6/1/31	412	(a)
	400	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Edu.), Ser. 2016-A, 5.00%, due 6/1/31	411	(a)
	595	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A, 5.35%, due 8/1/24	638
	1,000	California St. Var. Purp. G.O., Ser. 2012, 4.00%, due 9/1/21	1,114
	740	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007-A, 5.30%, due 11/1/18	761
	720	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/26	846
	700	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/28	809
	800	California Statewide CDA Rev. (Sr. Living So. California Presbyterian Homes), Ser. 2009, 6.25%, due 11/15/19	843	(a)
	1,500	California Statewide CDA Rev. (St. Joseph Hlth. Sys.), Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.13%, due 7/1/24 Pre-Refunded 7/1/18	1,558
	600	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/36	611	(a)
	1,500	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/29	1,673
	1,500	California Statewide CDA Rev. Ref. (Redlands Comm. Hosp.), Ser. 2016, 4.00%, due 10/1/41	1,556
	1,200	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. #2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/25	1,342
		Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev.
	350	Ser. 2013-A, 5.00%, due 9/1/26	408
	560	Ser. 2013-A, 5.00%, due 9/1/27	651
	1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%, due 12/15/21	1,380
	2,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured), 4.00%, due 8/1/24	2,291
	1,250	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured), 5.00%, due 9/1/25	1,500
		Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev.
	3,520	Ser. 2007-A-1, 5.00%, due 6/1/33	3,520
	3,000	Ser. 2007-A-1, 5.75%, due 6/1/47	3,000
	1,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/40	1,302
	1,000	Inglewood Pub. Fin. Au. Ref. Rev., Ser. 2012, 5.00%, due 8/1/18	1,038
	1,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/26	1,217
		Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2)
	150	Ser. 2013, 4.00%, due 9/1/23	165
	300	Ser. 2013, 4.00%, due 9/1/24	328
	450	Ser. 2013, 4.00%, due 9/1/25	487
	645	Ser. 2013, 3.50%, due 9/1/26	674
	690	Ser. 2013, 3.63%, due 9/1/27	718
	680	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/24	819
		La Verne Cert. of Participation (Brethren Hillcrest Homes)
	315	Ser. 2014, 5.00%, due 5/15/26	344
	500	Ser. 2014, 5.00%, due 5/15/29	540
	1,105	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/26	1,293
	255	Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured), 6.00%, due 11/1/17	258
	2,100	Los Angeles Dept. of Wtr. & Pwr. Rev. Ref., Subser. 2001 B-3, (LOC: Barclays Bank PLC), 0.64%, due 7/1/34	2,100	(c)
	2,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/27	2,301
	500	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/27	551
	425	Mill Valley Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-A, 0.00%, due 8/1/19	403
	1,000	Mountain House Pub. Fin. Au. Utils. Sys. Rev., Ser. 2007, 5.00%, due 12/1/22	1,011
	1,385	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/29	916
	1,490	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	1,672
	1,250	Palomar Hlth. Ref. Rev., Ser. 2016, 4.00%, due 11/1/39	1,255
	1,500	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25 Pre-Refunded 9/1/19	1,615
	1,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.), Ser. 2014, (AGM Insured), 5.00%, due 9/1/27	1,184
		Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road)
	355	Ser. 2013, 4.00%, due 9/1/21	372
	600	Ser. 2013, 5.00%, due 9/1/25	663
		Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation)
	1,320	Ser. 2013-B, 0.00%, due 6/1/22	1,139
	1,500	Ser. 2013-B, 0.00%, due 6/1/23	1,242
		Romoland Sch. Dist. Spec. Tax Ref. (Comm. Facs. Dist. Number 2006-1)
	100	Ser. 2017, 4.00%, due 9/1/29	106	(d)
	200	Ser. 2017, 4.00%, due 9/1/30	210	(d)
	525	Ser. 2017, 3.25%, due 9/1/31	506	(d)
	360	Roseville Stone Point Comm. Fac. Dist. Number 1 Special Tax Rev., Ser. 2003, 5.70%, due 9/1/17	361
	1,700	Sacramento Area Flood Ctrl. Agcy. Ref. (Consol Capital Assessment Dist. Number 2), Ser. 2016-A, 5.00%, due 10/1/47	1,977
		Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.)
	1,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,229
	400	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/26	502
	500	Sacramento Spec. Tax (Natomas Meadows Comm. Facs. Dist. Number 2007-01), Ser. 2017, 5.00%, due 9/1/47	532	(a)
	1,350	San Bernardino Comm. College Dist. G.O. (Election 2002), Ser. 2008-A, 6.25%, due 8/1/24 Pre-Refunded 8/1/18	1,422
		San Francisco City & Co. Arpts. Commission Int'l Ref. Rev.
	750	Ser. 2009-D2, 3.00%, due 5/1/21	801
	1,000	Ser. 2009-C2, 5.00%, due 5/1/21	1,069
	1,220	San Francisco City & Co. Redev. Fin. Au. Tax Allocation (San Francisco Redev. Proj.), Ser. 2003-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 8/1/18	1,224
	2,000	San Francisco City & Co. Unified Sch. Dist. Ref. Rev., Ser. 2012, 4.00%, due 6/15/25	2,161
	575	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/22	576
	1,060	San Jose Redev. Agcy. Tax Allocation Ref. (Merged Area Redev. Proj.), Ser. 2006-D, (AMBAC Insured), 5.00%, due 8/1/21	1,063
		San Juan Unified Sch. Dist. G.O.
	1,000	Ser. 2012-C, 4.00%, due 8/1/22	1,108
	1,070	Ser. 2012-C, 4.00%, due 8/1/25	1,175
	685	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/29	768
		San Mateo Union High Sch. Dist. G.O. (Election 2010)
	105	Ser. 2011-A, 0.00%, due 9/1/25	78
	895	Ser. 2011-A, 0.00%, due 9/1/25	666
	1,000	San Rafael City High Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/18	990
	1,390	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured Guaranty Insured), 5.00%, due 12/1/21	1,501
		Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.)
	310	Ser. 2013, (BAM Insured), 3.25%, due 6/1/25	331
	575	Ser. 2013, (BAM Insured), 3.50%, due 6/1/26	618
	325	Ser. 2013, (BAM Insured), 3.50%, due 6/1/27	346
	270	Ser. 2013, (BAM Insured), 3.50%, due 6/1/28	284
	1,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/27	1,064
	1,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/26	1,141
	325	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds, Ser. 2010, (AGM Insured), 6.50%, due 12/1/37	382
	1,145	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds (Unrefunded), Ser. 2010, (AGM Insured), 6.50%, due 12/1/37	1,470
	2,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/25	2,350
		Vernon Elec. Sys. Rev.
	420	Ser. 2009-A, 5.13%, due 8/1/21 Pre-Refunded 8/1/19	449
	975	Ser. 2009-A, 5.13%, due 8/1/21	1,028
	3,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/37	3,743	(e)
	1,500	Vista Unified Sch. Dist. G.O., Ser. 2012, 5.00%, due 8/1/21	1,728
	3,500	William S.Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B, (AGM Insured), 0.00%, due 9/1/26	2,789
	2,250	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/36	1,925	(f)
			122,122
Florida 1.3%
	500	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.00%, due 6/1/30	482	(a)(b)
	525	Lakeland Ed. Facs. Rev. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/24	602
			1,084
Georgia 0.7%
	600	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	608	(a)(b)

Guam 2.6%
	1,110	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.25%, due 11/1/18	1,156
	1,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,088
			2,244
Illinois 2.2%
	1,000	Chicago Ref. G.O., Ser. 2003-B, 5.00%, due 1/1/23	1,056
	750	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23	823	(g)
			1,879
Louisiana 0.7%
	500	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/28	556

Nevada 1.3%
	1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	1,120

New Jersey 1.0%
	750	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	814

North Carolina 1.0%
	750	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/24	799
Ohio 1.1%
	1,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	938

Pennsylvania 2.7%
		Pennsylvania St. Turnpike Commission Rev.
	285	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	330
	305	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	353
	1,410	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	1,631
			2,314
Puerto Rico 7.7%
	2,000	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/20	2,130
	400	Puerto Rico Ind., Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Int'l American Univ. Proj.), Ser. 2012, 5.00%, due 10/1/21	434
		Puerto Rico Muni. Fin. Agcy. Rev.
	3,000	Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/17	3,000	(g)
	1,000	Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/21	1,001	(g)
			6,565
Tennessee 0.7%
	500	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%, due 9/1/23	586

Texas 0.3%
	300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/45	240	(a)(b)

Virgin Islands 0.7%
		Virgin Islands Pub. Fin. Au. Rev.
	250	Ser. 2014-A, 5.00%, due 10/1/24	213
	500	Ser. 2014-A, 5.00%, due 10/1/29	398
			611
		Total Investments 168.2% (Cost $132,927)	143,080	##

		Other Assets Less Liabilities 1.1%	945

		Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of approximately $56,000) (69.3)%	(58,944)

		Net Assets Applicable to Common Stockholders 100.0%	$85,081

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $11,129,000, which represents 13.1% of net assets applicable to common stockholders of the Fund. Securities denoted with (a) but without (b) have been deemed by the investment manager to be liquid.

(b)	Illiquid security.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(d)	When-issued security. Total value of all such securities at July 31, 2017 amounted to approximately $822,000, which represents 1.0% of net assets applicable to common stockholders of the Fund.
(e)	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.
(f)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(g)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $4,824,000.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$143,080	$—	$143,080
Total Investments	$—	$143,080	$—	$143,080

(a) The Schedule of Investments provides a categorization by state/territory for the portfolio.

 As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

See Notes to Schedule of Investments

July 31, 2017
Notes to Schedule of Investments (Unaudited)

†      In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman California Intermediate Municipal Fund Inc. (“California”), Neuberger Berman Intermediate Municipal Fund Inc. (“Intermediate”) and Neuberger Berman New York Intermediate Municipal Fund Inc. (“New York”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal securities, liquidating trust – real estate, and tax exempt preferred securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal securities and units include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods each Fund's Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

##  At July 31, 2017, selected Fund information on a U.S. federal income tax basis was as follows:

(000's omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
California	$132,927	$10,561	$408	$10,153
Intermediate	430,084	42,305	2,582	39,723
New York	115,895	6,564	2,019	4,545

For information on the Funds' significant accounting policies, please refer to the Funds' most recent stockholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman California Intermediate Municipal Fund Inc.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 29, 2017

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  September 29, 2017